Summary of Significant Accounting Policies - Concentration Risk (Details) - item	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Abstract]
Expected term of stock options	2 years
Concentration risk | Transaction fees
Concentration Risk [Line Items]
Number of members	1	1	1
Concentration risk | Liquidity payments. | U.S.Equities
Concentration Risk [Line Items]
Number of members	1	1	1
Member One | Concentration risk | Transaction fees
Concentration Risk [Line Items]
Concentration of credit risk (as a percent)	11.00%	12.00%	10.00%
Member One | Concentration risk | Liquidity payments. | U.S.Equities
Concentration Risk [Line Items]
Concentration of credit risk (as a percent)	5.00%	9.00%	12.00%